Ropes & Gray LLP

191 North Wacker Drive, 32nd Floor

Chicago, IL 60606

WRITER’S DIRECT DIAL NUMBER: (312) 845-1376

February 3, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds: File Nos. 33-49098 and 811-06719

Post-Effective Amendment No. 129 to the Registration Statement

Dear Sir or Madam:

On behalf of Sterling Capital Funds (the “Trust”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No.129 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 130 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.

In addition to the Part C, the Amendment includes the following: (i) a Prospectus relating to Class T Shares of the Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (the “Funds”), all series of the Trust, and (ii) a Statement of Additional Information for the Funds.

The Amendment relates solely to the new Class T Shares of the Funds. No information relating to any other share classes of the Trust is amended or superseded hereby.

No fees are required in connection with this filing.

If you have any questions concerning this filing, please call me at (312) 845-1376.

Sincerely,

/s/ Matthew A. Brunmeier
Matthew A. Brunmeier